Financial Assets and Financial Liabilities - Pre-Export Facility Agreement - Additional Information (Detail) - Pre-export facility [member] $ in Thousands, ₽ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Overdue principal amount	₽ 57,829	₽ 57,829		₽ 60,898
Overdue interest amount	11,198	11,198		7,123
Syndicate of banks [member]
Disclosure of detailed information about borrowings [line items]
Amount pre-export facility agreement outstanding exchange rate	₽ 57,829	₽ 57,829	$ 1,003,964	₽ 60,898	$ 1,003,964
Syndicate of banks [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	5.50%	5.50%	5.50%
Borrowings, adjustment payments overdue to interest rate basis	7.50%	7.50%	7.50%
Interest rate basis description		1M LIBOR plus 5.5% p.a.
Syndicate of banks [member] | LIBOR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	3.50%	3.50%	3.50%
Interest rate basis description	LIBOR plus 3.5%
Syndicate of banks [member] | LIBOR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	3.00%	3.00%	3.00%
Interest rate basis description	LIBOR plus 3%